Acquisition of E-Motors	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 4 – Acquisition of E-Motors

On July 12, 2017 (the “Closing Date”), the Company completed the acquisition of 70% of the equity interest of E-Motors through E-Motors Holdings (Note 1), a specialty electric vehicles and power batteries manufacturer based in Zhang Jia Gang City, Jiangsu Province, People’s Republic of China.

Pursuant to the original Purchase Agreement executed on May 2, 2016, and the Supplemental Agreement No. 1 signed on December 22, 2016 and Supplemental Agreement No. 2 signed on July 12, 2017, the Company acquired 70% equity interest of Suzhou E-Motors for a total cash consideration of $15,861,840 (RMB 103,200,000) and a share consideration of 2,500,000 restricted shares of Tantech’s common stock with fair value of $6,500,000. The Company believes that the acquisition brings new advanced technologies and economic synergies in electric vehicle market and broaden the Company’s customer base and cross-selling opportunities.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts

Cash acquired	$37,132
Restricted cash	23,055
Accounts receivable, net	4,495,690
Accounts receivable from related parties, net	3,434,845
Manufacturer rebate receivable	6,209,480
Inventories, net	2,404,668
Advances to suppliers, net	1,233,274
Due from related party	385,083
Other current assets	1,608,333
Property, plant and equipment, net	1,584,652
Patents and software	2,050,923
Electronic vehicle registered license	13,907,238
Accounts payable	(6,101,767)
Accrued liabilities and other current liabilities	(6,444,440)
Deferred tax liability	(1,884,603)
Noncontrolling interest	(9,583,646)
Goodwill	9,001,923

Total consideration	$22,361,840

The intangible assets mainly include E-motor’s electronic vehicles registered license of $13,907,238 with an indefinite life. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP.